Operating segment information (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule of Segment Profit by Operating Segment

€‘000	For the year ended December 31, 2020
	Cardiology	Immuno-oncology	Corporate	Group Total
Revenue recognized at a point in time	5	—	—	5
Revenue recognized over time	—	—	—	—
Total Revenue	5	—	—	5
Cost of Sales	—	—	—	—
Gross Profit	5	—	—	5
Research & Development expenses	(124)	(21 398)	—	(21 522)
General & Administrative expenses	—	—	(9 315)	(9 315)
Change in fair value of contingent consideration	—	9 228	—	9 228
Net Other income/(expenses)	(2)	4 582	38	4 617
Operating Profit/(Loss)	(121)	(7 589)	(9 277)	(16 987)

Net financial income/(expenses)	(33)	(182)	(3)	(217)
Profit/(Loss) before taxes	(154)	(7 771)	(9 280)	(17 204)
Income Taxes	—	—	—	—
Profit/(Loss) for the year 2020	(154)	(7 771)	(9 280)	(17 204)

€‘000	For the year ended December 31, 2021
	Cardiology	Immuno-oncology	Corporate	Group Total
Revenue recognized at a point in time	—	—	—	—
Revenue recognized over time	—	—	—	—
Total Revenue	—	—	—	—
Cost of Sales	—	—	—	—
Gross Profit	—	—	—	—
Research & Development expenses	(142)	(20 631)	—	(20 773)
General & Administrative expenses	—	—	(9 908)	(9 908)
Change in fair value of contingent consideration	—	847	—	847
Net Other income/(expenses)	(108)	3 507	44	3 443
Operating Profit/(Loss)	(250)	(16 277)	(9 864)	(26 391)

Net financial income/(expenses)	107	(165)	(53)	(111)
Profit/(Loss) before taxes	(143)	(16 442)	(9 917)	(26 502)
Income Taxes	—	—	(10)	(10)
Profit/(Loss) for the year 2021	(143)	(16 442)	(9 927)	(26 512)

€‘000	For the year ended December 31, 2022
	Cardiology	Immuno-oncology	Corporate	Group Total
Revenue recognized at a point in time	—	—	—	—
Revenue recognized over time	—	—	—	—
Total Revenue	—	—	—	—
Cost of Sales	—	—	—	—
Gross Profit	—	—	—	—
Research & Development expenses	(587)	(18 341)	—	(18 928)
General & Administrative expenses	—	—	(10 546)	(10 546)
Change in fair value of contingent consideration	—	14 679	—	14 679
Impairment of Oncology intangible assets	—	(35 084)	—	(35 084)
Net Other income/(expenses)	(63)	9 148	(63)	9 022
Operating Profit/(Loss)	(650)	(29 598)	(10 609)	(40 857)

Net financial income/(expenses)	(19)	(132)	138	(13)
Profit/(Loss) before taxes	(669)	(29 730)	(10 471)	(40 870)
Income Taxes	—	(65)	—	(65)
Profit/(Loss) for the year 2022	(669)	(29 795)	(10 471)	(40 935)